Share-based compensation (Tables)	3 Months Ended
Mar. 31, 2022
Share-based Payment Arrangements [Abstract]
Schedule of Shares Outstanding
The following table summarizes the share option awards outstanding as of March 31, 2022:

	Average strike price per share in USD	Number of awards	Weighted average remaining life in years
December 31, 2021	27.23	6,640,200	8.70
Granted	14.39	2,062,058	9.90
Forfeited	28.33	(272,752)	N/A
March 31, 2022	24.05	8,429,506	8.79

Schedule of Fair Value Assumption For Options Granted
The fair values of the options granted during the three months ended March 31, 2022 were determined on the date of the grant using the following assumptions:

	Three Months Ended	Three Months Ended
	March 31, 2022	March 31, 2021
Share price, in USD	14.00 - 19.69	27.32 - 32.22
Strike price, in USD	14.00 - 19.69	27.32 - 32.22
Expected volatility	70%	85%
Award life	6.08	5.5 - 6.08
Expected dividends	—	—
Risk-free interest rate	1.46% - 1.73%	0.51% - 1.12%

Schedule of Other Equity Instruments Outstanding

	Number of awards	Weighted average grant date fair value
December 31, 2021	663,055	30.95
Granted	579,636	14.10
Vested	(137,908)	28.70
Forfeited	(48,833)	N/A
March 31, 2022	1,055,950	22.17

Schedule of Share-based Compensation Reserve
The movement in the Share-based Compensation Reserves (included in Other reserves within equity) is as follows:

	Three months ended
(in KUSD)	March 31, 2022	March 31, 2021
Equity Incentive Plan 2019 - Share Options	10,515	12,692
Equity Incentive Plan 2019 - RSUs	3,395	1,259
Tax and social charge deductions - Incentive Plan 2019	(512)	—
Total	13,398	13,951